TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance as of beginning of the year	$ 148	$ 139
Cumulative translation adjustments and other	8	9
Balance at the end of the year	$ 156	$ 148